Sale of CTI (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 24, 2018
Equity ownership percentage					50.00%
Loss on sale of business				$ (456,169)	$ (456,169)
CTI [Member]
Equity ownership percentage					70.00%
Loss on sale of business					$ 456,169
Stock Purchase Agreement [Member] | CTI [Member]
Equity ownership percentage							70.00%
Total purchase price share							$ 1.00